CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income	$ 708	$ 828	$ 876
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	731	690	677
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	409	413	362
Loss from disposal of assets	8	25	22
Undistributed income (loss) of unconsolidated subsidiaries	3	(44)	11
Other non cash items	254	196	398
Changes in operating assets and liabilities:
Provisions	121	107	79
Deferred income taxes	(39)	(59)	(10)
Trade and financing receivables related to sales, net	(810)	(658)	(1,145)
Inventories, net	(172)	(1,205)	(103)
Trade payables	(862)	963	(168)
Other assets and liabilities	330	266	(157)
Net cash provided by operating activities	681	1,522	842
Investing activities:
Additions to retail receivables	(6,467)	(7,511)	(7,048)
Collections of retail receivables	6,506	6,043	6,175
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	25	7	97
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	577	466	412
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(1,022)	(1,227)	(1,048)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,814)	(1,439)	(1,186)
Other	236	(127)	1
Net cash used by investing activities	(1,959)	(3,788)	(2,597)
Financing activities:
Proceeds from long-term debt	17,377	12,464	11,364
Payments of long-term debt	(15,323)	(9,988)	(9,505)
Net increase (decrease) in other financial liabilities	(325)	514	(657)
Dividends paid	(382)	(368)	(616)
Other	18	(6)	13
Net cash provided by financing activities	1,365	2,616	599
Effect of foreign exchange rate changes on cash and cash equivalents	(491)	18
Increase (decrease) in cash and cash equivalents	(404)	368	(1,156)
Cash and cash equivalents, beginning of year	5,567	5,199	6,355
Cash and cash equivalents, end of year	$ 5,163	$ 5,567	$ 5,199